Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

January 31, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 187 to the Registration Statement on Form N-1A of DWS Blue Chip Fund, DWS Capital Growth Fund, DWS Growth & Income Fund (effective February 1, 2012, to be named DWS Core Equity Fund), DWS Mid Cap Growth Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund (the “Funds”), each a series of DWS Investment Trust (the “Trust”); (Reg. Nos. 002-13628, 811-00043)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 187 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on December 2, 2011 in Post-Effective Amendment No. 185 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to bring the Funds’ financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act and to make certain other non-material changes. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2012. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any comments relating to the Amendment to the undersigned at 617-295-3681.

Very truly yours,

                    /s/Laura McCollum
Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray